BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING INDEBTEDNESS

The Company’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

Indebtedness	Weighted Average Interest Rate*	Weighted Average Years to Maturity*	Balance as of December 31, 2023	Balance as of December 31, 2022
Short-term loans
Secured loans
Fixed rate loans	2.65%	0.42	1,303,600	311,700
Variable rate loans	2.54%	0.55	282,000	323,480
Subtotal	2.63%	0.44	1,585,600	635,180
Unsecured loans
Fixed rate loans	1.55%	0.16	106,999	61,999
Variable rate loans	0.00%	-	-	-
Subtotal	1.55%	0.16	106,999	61,999
Total short-term loans	2.56%	0.42	1,692,599	697,179

Long-term loans
Secured loans
Fixed rate loans	2.14%	3.72	4,517,486	2,654,852
Variable rate loans	1.95%	10.93	15,504,030	13,063,619
Subtotal	1.99%	9.30	20,021,516	15,718,471
Unsecured loans
Fixed rate loans	1.49%	3.98	1,075,188	443,456
Variable rate loans	1.55%	2.31	454,454	126,029
Subtotal	1.51%	3.48	1,529,642	569,485
Total long-term loans	1.96%	8.89	21,551,158	16,287,956
Less: current portion			(7,243,022)	(1,030,850)
Non-current portion			14,308,136	15,257,106

*	Pertained to information for loans outstanding as of December 31, 2023.

SCHEDULE OF PLEDGE INFORMATION

The pledge information for the Company’s outstanding loans as of December 31, 2023 and 2022, consist of the following:

	December 31, 2023	December 31, 2022

Short-term loans
Pledged by real estate inventories and buildings held for lease	1,395,600	485,180
Pledged by restricted cash (a)	100,000	45,100

Long-term loans
Pledged by real estate inventories, buildings held for lease and solar power systems	19,341,481	14,780,915
Pledged by restricted cash (a)	1,099,591	196,056
Pledged by accounts receivable in connection with electricity sales to power companies	174,901	136,091

(a)	As of December 31, 2023 and 2022, these loans were secured by restricted cash of JPY151,503 and JPY51,503, respectively.

SCHEDULE OF GUARANTY INFORMATION

The guaranty information for the Company’s outstanding loans as of December 31, 2023 and 2022, consist of the following:

	December 31, 2023	December 31, 2022

Short-term loans
Guaranteed by COO of the Company	124,500	71,000
Guaranteed by parent company or subsidiary within the Company’s organizational structure	1,041,000	150,000
Co-guaranteed by COO and parent company or subsidiary within the Company’s organizational structure	-	85,580

Long-term loans
Guaranteed by COO of the Company	8,072,793	7,307,943
Co-guaranteed by COO and CEO of the Company	578,878	593,849
Guaranteed by Tokyo Credit Cooperative Union	151,848	86,110
Guaranteed by Nihon Hoshou Co., Ltd.	226,380	-
Guaranteed by parent company or subsidiary within the Company’s organizational structure	2,111,435	2,108,807
Co-guaranteed by COO and parent company or subsidiary within the Company’s organizational structure	139,428	321,421
Co-guaranteed by COO and Tokyo Credit Cooperative Union	4,990	6,994
Co-guaranteed by COO, CEO and Tokyo Credit Cooperative Union	7,495	9,499
Co-guaranteed by Li Tianqi, Chief Artificial Intelligence Officer (“CAIO”) of the Company and a financial institution	21,151	22,445
Guaranteed by Uemoto Takamasa, former CEO of SYLA Solar	-	188,458

SCHEDULE OF FUTURE MINIMUM PAYMENTS

As of December 31, 2023, future minimum payments for long-term loans are as follows:

Principal
Years Ended December 31,	Repayment
2024	7,243,022
2025	5,537,029
2026	1,455,032
2027	495,533
2028	1,066,540
Thereafter	5,754,002
Total	21,551,158